UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-01436

CAPSTONE SERIES FUND, INC.

(Exact name of registrant as specified in charter)

5847 SAN FELIPE, SUITE 4100, HOUSTON, TX    77057

(Address of principal executive offices)                          (Zip code)

CITI FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO    43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-262-6631

Date of fiscal year end:  April 30, 2010

Date of reporting period:   July 31, 2009

Item 1. Schedule of Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2009 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

COMMON STOCKS (99.5%)
AEROSPACE & DEFENSE (1.1%)
AAR Corp.(a)	3,150	$60,259
Aerovironment, Inc.(a)	1,910	54,320
Alliant Techsystems, Inc.(a)	1,880	147,994
American Science & Engineering, Inc.	870	60,682
Applied Signal Technology, Inc.	600	15,000
BE Aerospace, Inc.(a)	4,080	65,933
Ceradyne, Inc.(a)	4,840	87,362
Cubic Corp.	770	30,153
Curtiss-Wright Corp.	2,770	91,493
Esterline Technologies Corp.(a)	1,250	35,538
GenCorp, Inc.(a)	1,850	4,810
Kaman Corp., Class A	1,080	20,714
Moog, Inc., Class A(a)	1,810	48,798
Orbital Sciences Corp.(a)	4,120	55,785
Teledyne Technologies, Inc.(a)	2,230	72,988
Triumph Group, Inc.	780	31,153
		882,982
AIR FREIGHT & LOGISTICS (0.1%)
Forward Air Corp.	2,810	64,995
Hub Group, Inc., Class A(a)	1,450	31,161
		96,156
AIRLINES (0.3%)
AirTran Holdings, Inc.(a)	3,900	28,236
Alaska Air Group, Inc.(a)	2,850	65,721
JetBlue Airways Corp.(a)	8,940	45,683
SkyWest, Inc.	4,970	63,020
		202,660
AUTO COMPONENTS (1.2%)
BorgWarner, Inc.	4,850	160,971
Drew Industries, Inc.(a)	3,830	73,498
Gentex Corp.	5,040	75,449
LKQ Corp.(a)	5,800	104,052
Standard Motor Products, Inc.	44,010	491,592
Superior Industries International, Inc.	5,440	85,843
		991,405
AUTO PARTS & EQUIPMENT (0.1%)
ATC Technology Corp.(a)	900	18,828
Spartan Motors, Inc.	14,290	100,030
		118,858
AUTOMOBILES (0.1%)
Thor Industries, Inc.	4,130	98,748
Winnebago Industries, Inc.	1,130	11,888
		110,636
BEVERAGES (0.3%)
Hansen Natural Corp.(a)	5,980	185,440
PepsiAmericas, Inc.	2,440	65,343
		250,783
BIOTECHNOLOGY (1.0%)
ArQule, Inc.(a)	1,120	6,854
Martek Biosciences Corp.	3,650	84,899
Neogen Corp.(a)	590	17,193
OSI Pharmaceuticals, Inc.(a)	2,600	87,854
Regeneron Pharmaceuticals, Inc.(a)	2,510	53,815
Savient Pharmaceuticals, Inc.(a)	2,060	32,115
United Therapeutics Corp.(a)	2,460	227,845
Vertex Pharmaceuticals, Inc.(a)	7,530	271,155
		781,730
BUILDING PRODUCTS (0.5%)
Apogee Enterprises, Inc.	5,620	81,940
Eagle Materials, Inc.	4,770	130,221
Griffon Corp.(a)	2,770	26,703
Lennox International, Inc.	2,040	71,094
NCI Building Systems, Inc.(a)	1,030	4,058
Quanex Building Products Corp.	2,175	25,861
Simpson Manufacturing Co., Inc.	2,540	72,136
Universal Forest Products, Inc.	760	33,926
		445,939
CAPITAL MARKETS (1.4%)
Apollo Investment Corp.	11,760	83,731
Eaton Vance Corp.	7,680	219,802
Investment Technology Group, Inc.(a)	1,990	44,477
Jefferies Group, Inc.(a)	5,190	118,643
LaBranche & Co., Inc.(a)	1,780	6,746
optionsXpress Holdings, Inc.	7,060	127,574
Piper Jaffray Cos., Inc.(a)	590	27,057
Raymond James Financial, Inc.	4,150	85,158
SEI Investments Co.	8,930	168,777
SWS Group, Inc.	1,335	18,370
Tradestation Group, Inc.(a)	15,780	118,192
Waddell & Reed Financial, Inc., Class A	3,700	104,969
		1,123,496
CHEMICALS (2.8%)
A. Schulman, Inc.	3,500	74,585
Airgas, Inc.	3,480	155,139
Albemarle Corp.	3,790	112,601
American Vanguard Corp.	550	4,763
Arch Chemicals, Inc.	1,100	29,205
Ashland, Inc.	12,780	423,529
Balchem Corp.	1,600	44,400
Cabot Corp.	4,940	90,402
Cytec Industries, Inc.	3,420	85,842
FMC Corp.	4,180	203,315
H.B. Fuller Co.	1,950	39,312
Lubrizol Corp.	2,870	166,259
Minerals Technologies, Inc.	730	31,733
NewMarket Corp.	500	37,825
Olin Corp.	3,270	45,093
OM Group, Inc.(a)	1,320	44,431
Penford Corp.	530	3,477
PolyOne Corp.(a)	18,300	78,507
Quaker Chemical Corp.	5,010	90,180
RPM International, Inc.	8,040	128,318
Sensient Technologies Corp.	2,080	52,395
Stepan Co.	270	12,091
Terra Industries, Inc.	4,260	124,222
The Scotts Miracle-Gro Co., Class A	1,890	73,805
The Valspar Corp.	4,320	109,382
Zep, Inc.	655	10,532
		2,271,343
COMMERCIAL BANKS (3.0%)
Associated Bancorp	6,540	70,893
BancorpSouth, Inc.	3,100	69,750
Bank of Hawaii Corp.	2,130	81,728
Bank of the Ozarks, Inc.	1,900	48,032
Boston Private Financial Holdings, Inc.	2,680	12,274
Cascade Bancorp	6,350	9,144
Cathay General Bancorp	2,100	19,152
Central Pacific Financial Corp.	2,080	4,514
City National Corp.	1,830	72,175
Columbia Banking System, Inc.	940	11,412
Commerce Bancshares, Inc.	2,871	105,251

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2009 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

Community Bank System, Inc.	1,480	$26,832
Cullen/Frost Bankers, Inc.	2,530	121,516
East West Bancorp, Inc.	5,330	47,117
First Bancorp	3,530	10,943
First Commonwealth Financial Corp.	3,640	24,279
First Financial Bancorp	1,890	16,330
First Financial Bankshares, Inc.	910	47,930
First Midwest Bancorp, Inc.	4,080	34,109
FirstMerit Corp.	3,485	65,100
Frontier Financial Corp.	25,700	23,130
Fulton Financial Corp.	6,160	41,642
Glacier Bancorp, Inc.	2,260	35,188
Hancock Holding Co.	1,010	40,794
Hanmi Financial Corp.(a)	6,250	11,000
Home Bancshares, Inc.	550	11,968
Independent Bank Corp. - Massachusetts	770	16,424
Independent Bank Corp. - Michigan	21,935	38,386
International Bancshares Corp.	2,040	26,887
Nara Bancorp, Inc.	5,410	31,919
National Penn Bancshares, Inc.	3,690	18,376
NBT Bancorp, Inc.	1,120	25,693
Old National Bancorp	3,030	34,239
PacWest Bancorp	2,570	41,326
Pinnacle Financial Partners, Inc.(a)	2,870	44,772
PrivateBancorp, Inc.	2,460	61,082
Prosperity Bancshares, Inc.	1,710	57,302
S&T Bancorp, Inc.	860	11,791
Signature Bank(a)	2,720	80,185
Simmons First National Corp., Class A	240	7,195
South Financial Group, Inc.	13,800	22,218
Sterling Bancorp	1,180	9,523
Sterling Bancshares, Inc.	2,230	17,996
Sterling Financial Corp.	17,885	49,899
Susquehanna Bancshares, Inc.	7,370	38,766
SVB Financial Group(a)	2,380	83,895
Synovus Financial Corp.	10,310	36,188
TCF Financial Corp.	5,330	75,366
Tompkins Financial Corp.	290	12,899
Trustmark Corp.	1,600	31,840
UCBH Holdings, Inc.	6,390	7,732
UMB Financial Corp.	1,290	53,819
Umpqua Holdings Corp.	5,560	53,932
United Bankshares, Inc.	1,550	31,403
United Community Banks, Inc.(a)	1,618	10,889
Valley National Bancorp	5,512	70,113
Westamerica Bancorp	1,240	64,802
Whitney Holding Corp.	5,700	49,932
Wilmington Trust Corp.	3,920	45,041
Wilshire Bancorp, Inc.	8,530	62,781
Wintrust Financial Corp.	1,360	35,564
		2,422,378
COMMERCIAL SERVICES & SUPPLIES (4.7%)
ABM Industries, Inc.	1,940	40,876
Administaff, Inc.	960	24,058
Bowne & Co., Inc.	20,895	167,785
Brady Corp.	2,200	64,702
Brink's Home Security Holdings, Inc.(a)	4,690	139,856
CDI Corp.	5,980	75,946
Clean Harbors, Inc.(a)	1,800	93,906
Coinstar, Inc.(a)	2,390	79,420
Consolidated Graphics, Inc.(a)	2,050	37,515
Copart, Inc.(a)	3,420	120,760
Corrections Corp. of America(a)	5,050	87,163
Darling International, Inc.(a)	10,950	77,307
Deluxe Corp.	5,750	89,988
Forrester Research, Inc.(a)	600	13,542
FTI Consulting, Inc.(a)	2,650	144,239
G & K Services, Inc., Class A	970	22,038
Healthcare Services Group, Inc.	1,475	27,538
Heartland Payment Systems, Inc.	5,600	59,696
Heidrick & Struggles International, Inc.	790	16,187
Herman Miller, Inc.	6,880	114,277
HMS Holdings Corp.(a)	1,210	46,464
HNI Corp.	5,900	131,452
Kelly Services, Inc., Class A	8,830	103,841
Korn/Ferry International, Inc.(a)	4,980	69,272
Landauer, Inc.	380	25,430
Lender Processing Services, Inc.	3,590	122,706
Manpower, Inc.	4,200	201,390
Mine Safety Appliances Co.	1,340	37,641
Mobile Mini, Inc.(a)	1,340	21,681
Navigant Consulting, Inc.(a)	3,780	44,982
On Assignment, Inc.(a)	1,130	4,780
Rewards Network, Inc.(a)	313	4,222
Rollins, Inc.	3,670	67,271
SAIC, Inc.(a)	7,980	144,358
School Specialty, Inc.(a)	890	19,909
Spherion Corp.(a)	54,080	297,440
Standard Register Co.	7,850	27,789
TeleTech Holdings, Inc.(a)	4,740	79,253
Tetra Tech, Inc.(a)	2,560	77,107
The Brink's Co.	1,670	45,341
The Corporate Executive Board Co.	4,780	89,768
The Geo Group, Inc.(a)	4,250	76,415
Ticketmaster Entertainment, Inc.(a)	1,580	12,798
TrueBlue, Inc.(a)	1,550	19,685
United Stationers, Inc.(a)	1,040	48,277
Viad Corp.	3,550	62,906
Volt Information Sciences, Inc.(a)	11,745	93,490
Waste Connections, Inc.(a)	3,335	94,080
Watson Wyatt & Co. Holdings	2,340	87,376
Wright Express Corp.(a)	7,060	199,657
		3,853,580
COMMUNICATIONS EQUIPMENT (1.6%)
ADC Telecommunications, Inc.(a)	4,270	31,086
ADTRAN, Inc.	2,100	50,736
Arris Group, Inc.(a)	4,429	53,945
Avocent Corp.(a)	1,910	29,624
Bel Fuse, Inc.	2,210	40,620
Belden CDT, Inc.	2,090	36,659
Black Box Corp.	860	23,624
Blue Coat Systems, Inc.(a)	1,600	29,904
CommScope, Inc.(a)	8,660	221,696
Comtech Telecommunications Corp.(a)	2,050	65,333
Digi International, Inc.(a)	790	8,066
Dycom Industries, Inc.(a)	1,600	20,368
EMS Technologies, Inc.(a)	700	15,400
F5 Networks, Inc.(a)	5,140	190,797
Harmonic, Inc.(a)	3,270	22,661
NETGEAR, Inc.(a)	5,730	97,467
Network Equipment Technologies, Inc.(a)	920	5,244
PCTEL, Inc.(a)	750	5,017
Plantronics, Inc.	4,710	111,486
Polycom, Inc.(a)	3,400	80,750
Symmetricom, Inc.(a)	4,520	29,290
Tekelec(a)	2,250	41,377
Tollgrade Communications, Inc.(a)	500	2,795
ViaSat, Inc.(a)	2,330	62,910
		1,276,855

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2009 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

COMPUTERS & PERIPHERALS (0.6%)
Adaptec, Inc.(a)	3,850	$10,241
Avid Technology, Inc.(a)	1,470	18,008
Diebold, Inc.	2,810	77,893
Hutchinson Technology, Inc.(a)	10,690	34,956
Imation Corp.	4,730	42,948
Integral Systems, Inc.(a)	2,130	15,293
Intermec, Inc.(a)	1,950	26,598
NCR Corp.(a)	6,290	81,393
Novatel Wireless, Inc.(a)	1,100	10,428
Palm, Inc.(a)	5,720	89,976
Stratasys, Inc.(a)	2,800	44,184
Synaptics, Inc.(a)	2,780	66,637
		518,555
CONSTRUCTION & ENGINEERING (0.8%)
AECOM Technology Corp.(a)	3,890	126,036
EMCOR Group, Inc.(a)	2,650	63,918
Granite Construction, Inc.	1,400	47,432
Insituform Technologies, Inc., Class A(a)	1,240	22,816
KBR, Inc.	6,630	140,490
Shaw Group, Inc.(a)	3,580	105,395
URS Corp.(a)	3,510	177,606
		683,693
CONSTRUCTION MATERIALS (0.3%)
Headwaters, Inc.(a)	7,520	23,086
Martin Marietta Materials, Inc.	1,810	155,787
Texas Industries, Inc.	1,140	51,870
		230,743
CONSUMER FINANCE (0.3%)
AmeriCredit Corp.(a)	5,370	84,255
Cash America International, Inc.	1,220	32,611
First Cash Financial Services, Inc.(a)	2,530	47,564
World Acceptance Corp.(a)	2,420	57,402
		221,832
CONTAINERS & PACKAGING (1.3%)
AptarGroup, Inc.	2,880	100,570
Greif, Inc., Class A	1,450	74,428
Myers Industries, Inc.	6,200	61,008
Packaging Corp. of America	7,220	142,017
Rock-Tenn Co., Class A	1,710	76,882
Sonoco Products Co.	4,130	109,362
Temple-Inland, Inc.	32,200	504,252
		1,068,519
DISTRIBUTORS (0.0%)
Audiovox Corp., Class A(a)	1,990	15,701
MWI Veterinary Supply, Inc.(a)	520	19,958
		35,659
DIVERSIFIED CONSUMER SERVICES (1.6%)
American Public Education, Inc.(a)	660	23,344
Capella Education Co.(a)	1,110	71,440
Career Education Corp.(a)	4,710	107,953
Corinthian Colleges, Inc.(a)	3,280	50,643
Hillenbrand, Inc.	4,470	80,996
Interval Leisure Group, Inc.(a)	1,100	11,605
ITT Educational Services, Inc.(a)	1,885	183,505
Matthews International Corp., Class A	1,260	39,388
NutriSystem, Inc.	7,650	108,860
Pre-Paid Legal Services, Inc.	1,620	79,007
Regis Corp.	5,240	71,578
Service Corp. International	8,880	56,122
Sotheby's	13,760	207,363
Strayer Education, Inc.	767	162,896
Universal Technical Institute, Inc.(a)	2,690	42,690
		1,297,390
DIVERSIFIED FINANCIAL SERVICES (1.0%)
Affiliated Managers Group, Inc.(a)	2,940	194,099
Financial Federal Corp.	1,210	24,539
Greenhill & Co., Inc.	1,850	139,342
National Financial Partners Corp.	41,970	314,775
Portfolio Recovery Associates, Inc.(a)	2,000	92,300
Stifel Financial Corp.(a)	1,510	75,394
		840,449
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Cincinnati Bell, Inc.(a)	7,770	24,320
FairPoint Communications, Inc.	23,210	13,694
General Communication, Inc., Class A(a)	1,510	10,343
Iowa Telecommunitcations Services, Inc.	2,260	27,708
NeuStar, Inc., Class A(a)	6,280	142,430
		218,495
ELECTRIC UTILITIES (1.0%)
ALLETE, Inc.	1,060	33,899
Central Vermont Public Service Corp.	1,760	32,455
Cleco Corp.	2,370	56,145
DPL, Inc.	4,820	115,439
El Paso Electric Co.(a)	1,540	23,269
Great Plains Energy, Inc.	7,201	114,712
Hawaiian Electric Industries, Inc.	3,590	64,153
IDACORP, Inc.	1,810	50,173
NV Energy, Inc.	11,240	129,260
UIL Holdings Corp.	1,990	48,556
Unisource Energy Corp.	1,460	40,296
Westar Energy, Inc.	6,080	119,594
		827,951
ELECTRICAL EQUIPMENT (1.2%)
A.O. Smith Corp.	1,030	40,211
Acuity Brands, Inc.	1,690	49,872
AMETEK, Inc.	5,400	174,744
AZZ, Inc.(a)	570	22,088
Baldor Electric Co.	3,500	90,160
C&D Technologies, Inc.(a)	9,090	18,180
Hubbell, Inc., Class B	2,510	93,673
MagneTek, Inc.(a)	1,070	1,445
REGAL-BELOIT Corp.	1,560	72,322
Roper Industries, Inc.	4,320	206,582
Thomas & Betts Corp.(a)	4,390	116,950
Vicor Corp.	570	4,497
Woodward Governor Co.	2,260	44,386
		935,110
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.6%)
Agilysys, Inc.	18,010	84,827
Anixter International, Inc.(a)	1,270	43,459
Arrow Electronics, Inc.(a)	6,990	180,132
Avnet, Inc.(a)	7,870	192,028
Axsys Technologies, Inc.(a)	880	47,230
Badger Meter, Inc.	640	23,584
Benchmark Electronics, Inc.(a)	3,270	51,666
Brightpoint, Inc.(a)	18,530	110,068
Checkpoint Systems, Inc.(a)	1,690	29,288
Cognex Corp.	1,630	26,895
CTS Corp.	4,880	41,138
Daktronics, Inc.	5,320	44,582

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2009 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

DTS, Inc.(a)	630	$17,306
Electro Scientific Industries, Inc.(a)	7,830	102,573
ESCO Technologies, Inc.(a)	1,130	46,432
FARO Technologies, Inc.(a)	3,270	57,879
Gerber Scientific, Inc.(a)	14,750	46,167
II-VI, Inc.(a)	2,650	63,573
Ingram Micro, Inc.(a)	11,740	197,467
Insight Enterprises, Inc.(a)	23,980	246,994
Itron, Inc.(a)	1,650	86,080
Keithley Instruments, Inc.	33,410	186,094
Littelfuse, Inc.(a)	1,050	24,570
LoJack Corp.(a)	3,360	13,709
Mercury Computer Systems, Inc.(a)	870	10,005
Methode Electronics, Inc.	2,640	20,011
Mettler-Toledo International, Inc.(a)	1,580	132,815
MTS Systems Corp.	800	18,792
National Instruments Corp.	2,310	58,258
Newport Corp.(a)	1,130	8,351
Park Electrochemical Corp.	3,300	77,121
Plexus Corp.(a)	4,610	118,431
RadiSys Corp.(a)	900	7,128
Rogers Corp.(a)	710	17,715
Rovi Corp.(a)	3,430	89,729
ScanSource, Inc.(a)	1,360	38,801
SYNNEX Corp.(a)	11,220	318,872
Tech Data Corp.(a)	5,850	204,340
Technitrol, Inc.	42,180	306,227
Trimble Navigation Ltd.(a)	5,900	139,889
TTM Technologies, Inc.(a)	8,240	81,329
Vishay Intertechnology, Inc.(a)	16,210	115,253
		3,726,808
ENERGY EQUIPMENT & SERVICES (2.6%)
Atwood Oceanics, Inc.(a)	2,330	67,197
Basic Energy Services, Inc.(a)	7,940	53,595
Bristow Group, Inc.(a)	1,270	42,037
CARBO Ceramics, Inc.	1,640	68,372
Dril-Quip, Inc.(a)	2,720	115,029
Exterran Holdings, Inc.(a)	2,870	49,909
Gulf Island Fabrication, Inc.	650	9,425
Helix Energy Solutions Group, Inc.(a)	14,040	147,279
Helmerich & Payne, Inc.	6,880	236,397
ION Geophysical Corp.(a)	14,890	40,054
Lufkin Industries, Inc.	1,440	65,376
Matrix Service Co.(a)	1,070	10,839
NATCO Group, Inc., Class A(a)	2,910	104,935
Oceaneering International, Inc.(a)	3,240	164,981
Patterson-UTI Energy, Inc.	12,510	172,763
Pride International, Inc.(a)	7,240	181,507
SEACOR Holdings, Inc.(a)	1,250	99,350
Superior Energy Services, Inc.(a)	5,540	91,909
Superior Well Services, Inc.(a)	6,340	41,400
TETRA Technologies, Inc.(a)	10,480	80,801
Tidewater, Inc.	2,160	97,200
Unit Corp.(a)	4,470	141,654
		2,082,009
FOOD & STAPLES RETAILING (0.5%)
BJ's Wholesale Club, Inc.(a)	2,350	78,373
Casey's General Stores, Inc.	2,210	60,620
Great Atlantic & Pacific Tea Co., Inc.(a)	16,060	92,666
Nash Finch Co.	490	15,043
Ruddick Corp.	1,660	39,010
Spartan Stores, Inc.	2,400	30,936
United Natural Foods, Inc.(a)	1,910	51,627
		368,275
FOOD PRODUCTS (1.3%)
Cal-Maine Foods, Inc.	490	14,421
Corn Products International, Inc.	3,190	89,320
Diamond Foods, Inc.	2,230	62,886
Flowers Foods, Inc.	3,175	75,025
Green Mountain Coffee Roasters, Inc.(a)	2,640	185,961
Hain Celestial Group, Inc.(a)	1,720	28,569
J & J Snack Foods Corp.	740	32,072
Lancaster Colony Corp.	1,030	46,906
Lance, Inc.	1,220	30,915
Mannatech, Inc.	26,890	94,384
Peet's Coffee & Tea, Inc.(a)	490	13,460
Ralcorp Holdings, Inc.(a)	2,460	156,235
Sanderson Farms, Inc.	840	34,171
Smithfield Foods, Inc.(a)	11,580	156,909
Tootsie Roll Industries, Inc.	978	23,619
TreeHouse Foods, Inc.(a)	1,300	42,185
		1,087,038
GAS UTILITIES (1.8%)
AGL Resources, Inc.	4,470	150,281
Atmos Energy Corp.	5,370	145,849
Energen Corp.	3,130	129,332
Laclede Group, Inc.	1,230	41,291
National Fuel Gas Co.	3,610	146,494
New Jersey Resources Corp.	2,290	88,394
Northwest Natural Gas Co.	1,520	67,853
ONEOK, Inc.	6,060	200,586
Piedmont Natural Gas Co., Inc.	3,120	76,814
South Jersey Industries, Inc.	1,760	64,909
Southern Union Co.	7,120	137,985
Southwest Gas Corp.	1,850	44,807
UGI Corp.	4,590	121,360
WGL Holdings, Inc.	2,530	83,794
		1,499,749
HEALTH CARE EQUIPMENT & SUPPLIES (3.1%)
Abaxis, Inc.(a)	2,860	76,562
Align Technology, Inc.(a)	1,870	20,402
American Medical Systems Holdings, Inc.(a)	3,670	56,114
Analogic Corp.	570	21,609
Beckman Coulter, Inc.	2,750	173,222
Bio-Rad Laboratories, Inc., Class A(a)	820	63,501
CONMED Corp.(a)	1,180	20,744
Cooper Cos., Inc.	1,970	54,057
Cyberonics, Inc.(a)	990	16,444
Edwards Lifesciences Corp.(a)	2,450	160,255
Gen-Probe, Inc.(a)	3,000	111,360
Greatbatch, Inc.(a)	1,010	22,260
Haemonetics Corp.(a)	1,210	71,402
Hanger Orthopedic Group, Inc.(a)	620	8,506
Hill-Rom Holdings, Inc.	2,640	45,250
Hologic, Inc.(a)	13,280	195,083
ICU Medical, Inc.(a)	1,290	50,220
IDEXX Laboratories, Inc.(a)	3,560	177,359
Immucor, Inc.(a)	4,500	74,970
Integra LifeSciences Holdings(a)	1,840	58,254
Invacare Corp.	1,540	31,416
Kensey Nash Corp.(a)	680	19,421
Kinetic Concepts, Inc.(a)	5,620	177,704
Masimo Corp.(a)	2,130	52,079
Meridian Bioscience, Inc.	3,250	71,565
Merit Medical Systems, Inc.(a)	1,300	23,777

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2009 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

Natus Medical, Inc.(a)	3,310	$45,016
Osteotech, Inc.(a)	830	4,117
Palomar Medical Technologies, Inc.(a)	9,600	143,424
ResMed, Inc.(a)	4,160	170,560
STERIS Corp.	2,400	67,392
SurModics, Inc.(a)	1,270	28,397
Symmetry Medical, Inc.(a)	4,670	39,975
Theragenics Corp.(a)	1,190	1,488
Thoratec Corp.(a)	2,490	62,599
Varian, Inc.(a)	1,300	65,988
West Pharmaceutical Services, Inc.	1,470	53,655
Zoll Medical Corp.(a)	900	16,587
		2,552,734
HEALTH CARE PROVIDERS & SERVICES (3.1%)
Air Methods Corp.(a)	2,120	62,349
Almost Family, Inc.(a)	290	9,199
Amedisys, Inc.(a)	1,959	87,587
AMERIGROUP Corp.(a)	2,500	61,700
AMN Healthcare Services, Inc.(a)	2,080	15,142
AmSurg Corp.(a)	2,280	47,014
Bio-Reference Laboratories, Inc.(a)	550	17,633
Catalyst Health Solutions, Inc.(a)	3,900	100,542
Centene Corp.(a)	1,760	33,986
Chemed Corp.	2,430	107,163
CorVel Corp.(a)	350	8,547
Cross Country Healthcare, Inc.(a)	1,010	8,434
CryoLife, Inc.(a)	830	4,216
Genoptix, Inc.(a)	560	17,534
Gentiva Health Services, Inc.(a)	1,190	25,323
Health Net, Inc.(a)	9,730	131,647
HealthSpring, Inc.(a)	2,000	25,260
Healthways, Inc.(a)	6,260	92,272
Henry Schein, Inc.(a)	4,000	205,520
inVentiv Health, Inc.(a)	7,620	116,891
IPC The Hospitalist Co.(a)	380	10,583
Kindred Healthcare, Inc.(a)	5,580	78,343
LCA-Vision, Inc.(a)	21,620	124,099
LHC Group, Inc.(a)	1,760	51,656
Lincare Holdings, Inc.(a)	4,510	118,072
Magellan Health Services, Inc.(a)	3,390	109,700
MedCath Corp.(a)	1,340	16,160
MEDNAX, Inc.(a)	2,930	135,805
Molina Healthcare, Inc.(a)	2,270	51,189
Odyssey Healthcare, Inc.(a)	1,220	14,213
Omnicare, Inc.	4,640	110,757
Owens & Minor, Inc.	1,940	85,942
PharMerica Corp.(a)	1,440	30,182
PSS World Medical, Inc.(a)	2,240	45,270
Psychiatric Solutions, Inc.(a)	2,490	67,280
RehabCare, Inc.(a)	870	20,932
Res-Care, Inc.(a)	1,080	16,870
VCA Antech, Inc.(a)	6,110	156,294
WellCare Health Plans, Inc.(a)	5,190	115,529
		2,536,835
HEALTH CARE TECHNOLOGY (0.2%)
Computer Programs & Systems, Inc.	450	17,527
Eclipsys Corp.(a)	2,150	39,130
eResearchTechnology, Inc.(a)	5,420	29,539
Omnicell, Inc.(a)	1,350	16,848
Phase Forward, Inc.(a)	1,670	23,714
		126,758
HOTELS, RESTAURANTS & LEISURE (3.0%)
Bob Evans Farms, Inc.	2,630	76,323
Brinker International, Inc.	11,020	183,373
California Pizza Kitchen, Inc.(a)	990	16,335
CEC Entertainment, Inc.(a)	2,230	65,049
Cheesecake Factory(a)	3,110	60,241
CKE Restaurants, Inc.	2,970	26,285
International Speedway Corp., Class A	1,490	38,099
Jack in the Box, Inc.(a)	2,400	50,640
LIFE TIME FITNESS, Inc.(a)	1,760	44,792
Marcus Corp.	990	12,514
O'Charley's, Inc.	63,200	656,648
P.F. Chang's China Bistro, Inc.(a)	2,140	72,567
Panera Bread Co., Class A(a)	2,140	117,614
Papa John's International, Inc.(a)	2,750	69,877
Red Robin Gourmet Burgers, Inc.(a)	850	15,912
Ruby Tuesday, Inc.(a)	80,580	602,738
Ruth's Hospitality Group, Inc.(a)	51,720	202,742
Sonic Corp.(a)	3,250	35,847
Texas Roadhouse, Inc., Class A(a)	1,760	19,589
The Steak n Shake Co.(a)	2,680	27,390
Wendy's/Arby's Group, Inc., Class A	15,270	69,937
		2,464,512
HOUSEHOLD DURABLES (1.7%)
American Greetings Corp., Class A	5,620	88,627
Ethan Allen Interiors, Inc.	5,960	75,871
Interface, Inc.	1,830	12,700
La-Z-Boy, Inc.	24,660	166,948
M.D.C. Holdings, Inc.	1,600	56,384
M/I Homes, Inc.(a)	740	9,716
Meritage Homes Corp.(a)	4,360	93,304
Mohawk Industries, Inc.(a)	2,300	118,634
National Presto Industries, Inc.	600	48,216
NVR, Inc.(a)	371	223,027
Russ Berrie & Co., Inc.(a)	16,330	85,569
Ryland Group, Inc.	1,950	38,941
Skyline Corp.	300	7,281
Standard Pacific Corp.(a)	39,120	134,573
Toll Brothers, Inc.(a)	7,260	142,006
Tupperware Corp.	2,670	90,967
Universal Electronics, Inc.(a)	710	14,988
		1,407,752
HOUSEHOLD PRODUCTS (0.7%)
Central Garden & Pet Co., Class A(a)	3,450	38,950
Church & Dwight Co., Inc.	3,500	206,430
Energizer Holdings, Inc.(a)	4,280	274,177
WD-40 Co.	770	23,277
		542,834
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Black Hills Corp.	2,680	69,707

INDUSTRIAL CONGLOMERATES (0.2%)
Carlisle Cos., Inc.	2,570	80,544
Standex International Corp.	700	8,771
Teleflex, Inc.	1,800	86,328
Tredegar Corp.	870	12,737
		188,380
INSURANCE (3.4%)
American Financial Group, Inc.	3,260	79,511
American Physicians Capital, Inc.	1,140	50,719
Amerisafe, Inc.(a)	2,580	42,905
Arthur J. Gallagher & Co.	3,830	87,707
Brown & Brown, Inc.	6,400	122,752
Delphi Financial Group, Inc., Class A	3,685	87,814

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2009 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

eHealth, Inc.(a)	4,810	$78,114
Employers Holdings, Inc.	4,600	64,032
Everest Re Group Ltd.	2,490	199,748
Fidelity National Financial, Inc., Class A	12,320	176,792
First American Financial Corp.	4,780	141,249
HCC Insurance Holdings, Inc.	6,170	154,867
Horace Mann Educators Corp.	7,630	86,601
Infinity Property & Casualty Corp.	630	26,170
Mercury General Corp.	1,560	54,709
Old Republic International Corp.	14,320	148,069
Presidential Life Corp.	4,750	42,465
ProAssurance Corp.(a)	1,510	76,678
Protective Life Corp.	11,060	165,347
Reinsurance Group of America, Inc.	3,100	128,650
RLI Corp.	840	41,672
Safety Insurance Group, Inc.	660	21,292
Selective Insurance Group, Inc.	2,230	33,316
StanCorp Financial Group, Inc.	2,070	71,249
Stewart Information Services Corp.	6,170	84,961
The Hanover Insurance Group, Inc.	2,870	112,820
The Navigators Group, Inc.(a)	640	31,558
Tower Group, Inc.	1,470	36,706
United Fire & Casualty Co.	1,000	16,810
Unitrin, Inc.	6,780	89,428
W.R. Berkley Corp.	6,900	160,287
Zenith National Insurance Corp.	1,655	39,505
		2,754,503
INTERNET & CATALOG RETAIL (0.2%)
Netflix, Inc.(a)	3,320	145,881

INTERNET SOFTWARE & SERVICES (2.1%)
Bankrate, Inc.(a)	1,990	57,113
Blue Nile, Inc.(a)	600	27,738
comScore, Inc.(a)	550	8,371
Concur Technologies, Inc.(a)	3,010	103,815
DealerTrack Holdings, Inc.(a)	7,240	143,569
Digital River, Inc.(a)	3,820	135,037
Equinix, Inc.(a)	1,560	127,499
InfoSpace, Inc.(a)	10,750	78,690
J2 Global Communications, Inc.(a)	5,450	130,745
Perficient, Inc.(a)	14,290	105,460
PetMed Express, Inc.(a)	4,960	92,058
Priceline.com, Inc.(a)	2,070	268,313
Stamps.com, Inc.(a)	10,050	86,732
The Knot, Inc.(a)	8,530	74,552
United Online, Inc.	12,470	114,475
ValueClick, Inc.(a)	9,930	114,195
Websense, Inc.(a)	4,860	71,928
		1,740,290
IT SERVICES (2.1%)
3Com Corp.(a)	12,320	46,446
Acxiom Corp.	3,620	34,933
Alliance Data Systems Corp.(a)	3,110	158,610
Broadridge Financial Solutions, Inc.	5,640	97,403
CACI International, Inc., Class A(a)	1,820	84,084
Cerner Corp.(a)	3,510	228,431
Ciber, Inc.(a)	4,560	15,094
CSG Systems International, Inc.(a)	1,280	21,350
CyberSource Corp.(a)	7,616	132,061
DST Systems, Inc.(a)	3,250	144,073
Gartner, Inc.(a)	3,800	64,980
Global Payments, Inc.	4,260	180,198
Hewitt Associates, Inc., Class A(a)	3,480	104,156
ManTech International Corp., Class A(a)	970	51,701
MAXIMUS, Inc.	800	34,096
MPS Group, Inc.(a)	3,040	26,296
SRA International, Inc., Class A(a)	2,110	41,567
Stanley, Inc.(a)	1,590	48,877
StarTek, Inc.(a)	14,700	138,915
Sykes Enterprises, Inc.(a)	2,660	52,934
		1,706,205
LEISURE EQUIPMENT & PRODUCTS (1.1%)
Arctic Cat, Inc.	11,150	68,684
Brunswick Corp.	45,720	328,270
Callaway Golf Co.	2,750	17,517
JAKKS Pacific, Inc.(a)	1,300	14,989
MarineMax, Inc.(a)	29,140	196,112
Nautilus Group, Inc.(a)	7,800	16,614
Polaris Industries, Inc.	1,470	55,669
Pool Corp.	5,730	135,343
RC2 Corp.(a)	900	13,743
Sturm, Ruger & Co., Inc.	730	9,110
		856,051
LIFE SCIENCES TOOLS AND SERVICES (0.7%)
Affymetrix, Inc.(a)	6,910	61,084
Cambrex Corp.(a)	3,010	13,786
Charles River Laboratories International, Inc.(a)	3,000	99,210
Covance, Inc.(a)	2,810	154,972
Dionex Corp.(a)	1,440	94,911
Enzo Biochem, Inc.(a)	1,040	5,304
Kendle International, Inc.(a)	630	7,358
PAREXEL International Corp.(a)	2,130	32,951
Pharmaceutical Product Development, Inc.	6,100	126,697
		596,273
MACHINERY (4.5%)
Actuant Corp., Class A	5,640	72,418
AGCO Corp.(a)	3,950	124,267
Albany International Corp., Class A	1,430	19,648
Applied Industrial Technologies, Inc.	1,420	31,410
Astec Industries, Inc.(a)	2,470	66,838
Barnes Group, Inc.	3,720	52,340
Briggs & Stratton Corp.	4,980	85,507
Bucyrus International, Inc.	5,350	157,718
Cascade Corp.	390	9,536
CIRCOR International, Inc.	780	17,987
CLARCOR, Inc.	2,050	67,876
Crane Co.	3,980	84,456
Donaldson Co., Inc.	4,340	164,963
EnPro Industries, Inc.(a)	960	17,107
Federal Signal Corp.	5,400	47,844
Gardner Denver, Inc.(a)	3,600	105,084
Graco, Inc.	4,730	117,020
Harsco Corp.	3,450	94,909
IDEX Corp.	3,390	92,479
Intevac, Inc.(a)	18,300	210,633
John Bean Technologies Corp.	9,225	127,858
Joy Global, Inc.	7,510	279,222
Kaydon Corp.	1,460	47,698
Kennametal, Inc.	3,110	66,305
Lincoln Electric Holdings, Inc.	2,330	98,745
Lindsay Manufacturing Co.	470	16,671
Lydall, Inc.(a)	2,090	6,793
Mueller Industries, Inc.	3,110	73,894
Nordson Corp.	1,410	63,309
Oshkosh Truck Corp.	17,260	473,787

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2009 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

Pentair, Inc.	4,070	$111,192
Robbins & Myers, Inc.	1,490	31,186
SPX Corp.	1,980	104,584
Terex Corp.(a)	6,920	105,046
The Timken Co.	6,210	126,560
Toro Co.	2,840	98,434
Trinity Industries, Inc.	7,710	107,632
Valmont Industries, Inc.	700	50,274
Wabash National Corp.	16,500	13,695
Watts Water Technologies, Inc.	1,230	32,398
		3,675,323
MARINE (0.3%)
Alexander & Baldwin, Inc.	2,890	84,446
Kirby Corp.(a)	2,350	86,973
Overseas Shipholding Group, Inc.	950	32,633
		204,052
MEDIA (1.0%)
DreamWorks Animation SKG, Inc., Class A(a)	4,650	146,521
Harte-Hanks, Inc.	7,870	85,153
John Wiley & Sons, Inc., Class A	2,710	86,422
Lamar Advertising Co., Class A(a)	6,530	137,391
Live Nation, Inc.(a)	17,200	100,448
Scholastic Corp.	1,410	31,796
The E.W. Scripps Co., Class A	58,200	233,964
		821,695
METALS & MINING (1.3%)
A.M. Castle & Co.	7,180	75,749
AMCOL International Corp.	910	17,117
Brush Engineered Materials, Inc.(a)	5,010	106,863
Carpenter Technology Corp.	1,930	36,072
Century Aluminum Co.(a)	1,960	16,425
Cliffs Natural Resources, Inc.	8,530	233,637
Commercial Metals Co.	4,920	81,377
Gibraltar Industries, Inc.	1,420	11,033
Olympic Steel, Inc.	350	8,928
Patriot Coal Corp.(a)	2,480	20,758
Reliance Steel & Aluminum Co.	4,930	166,190
RTI International Metals, Inc.(a)	1,090	19,358
Steel Dynamics, Inc.	13,610	222,660
Worthington Industries, Inc.	5,130	67,819
		1,083,986
MULTI-UTILITIES (1.1%)
Alliant Energy Corp.	4,450	116,412
Avista Corp.	2,430	45,004
CH Energy Group, Inc.	1,460	72,255
MDU Resources Group, Inc.	7,370	148,358
NSTAR	5,140	164,994
OGE Energy Corp.	5,070	152,607
PNM Resources, Inc.	7,850	95,770
Vectren Corp.	3,050	74,908
		870,308
MULTILINE RETAIL (0.5%)
99 Cents Only Stores(a)	2,260	33,109
Fred's, Inc.	2,330	31,408
Saks, Inc.(a)	4,950	25,344
The Andersons, Inc.	4,070	131,136
Tuesday Morning Corp.(a)	46,180	214,275
		435,272
OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)	2,710	66,232

OIL, GAS & CONSUMABLE FUELS (2.5%)
Arch Coal, Inc.	5,890	102,545
Bill Barrett Corp.(a)	1,590	50,228
Cimarex Energy Co.	3,530	126,303
Comstock Resources, Inc.(a)	2,390	92,015
Encore Acquisition Co.(a)	4,240	150,944
Forest Oil Corp.(a)	4,140	69,759
Frontier Oil Corp.	10,020	139,278
Holly Corp.	1,700	36,159
Hornbeck Offshore Services, Inc.(a)	4,690	102,148
Mariner Energy, Inc.(a)	3,650	43,764
Newfield Exploration Co.(a)	5,620	221,035
Oil States International, Inc.(a)	4,730	128,278
Penn Virginia Corp.	3,650	70,116
Petroleum Development Corp.(a)	3,900	65,676
PetroQuest Energy, Inc.(a)	7,410	24,824
Pioneer Drilling Co.(a)	6,680	29,258
Plains Exploration & Production Co.(a)	5,170	148,120
Quicksilver Resources, Inc.(a)	11,960	137,062
St. Mary Land & Exploration Co.	6,030	143,936
Stone Energy Corp.(a)	1,640	17,810
Swift Energy Co.(a)	4,520	89,044
World Fuel Services Corp.	1,350	59,211
		2,047,513
PAPER & FOREST PRODUCTS (0.5%)
Buckeye Technologies, Inc.(a)	8,190	52,007
Clearwater Paper Corp.(a)	505	20,235
Deltic Timber Corp.	770	34,627
Louisiana-Pacific Corp.(a)	40,740	171,923
Neenah Paper, Inc.	11,480	112,504
Wausau-Mosinee Paper Corp.	2,530	23,782
		415,078
PERSONAL PRODUCTS (0.4%)
Alberto-Culver Co.	3,330	85,315
Blyth, Inc.	1,922	81,550
Chattem, Inc.(a)	1,300	81,471
Helen of Troy Ltd.(a)	1,010	21,968
NBTY, Inc.(a)	2,420	87,604
		357,908
PHARMACEUTICALS (1.1%)
Cubist Pharmaceuticals, Inc.(a)	6,110	121,406
Endo Pharmaceuticals Holdings, Inc.(a)	6,210	130,472
Medicis Pharmaceutical Corp., Class A	2,570	43,998
Noven Pharmaceuticals, Inc.(a)	910	14,997
Par Pharmaceutical Cos., Inc.(a)	1,730	28,043
Perrigo Co.	3,350	90,919
Salix Pharmaceuticals Ltd.(a)	3,970	48,355
Sepracor, Inc.(a)	12,960	224,856
Valeant Pharmaceuticals International(a)	3,500	90,300
ViroPharma, Inc.(a)	10,360	76,353

		869,699
RADIO BROADCASTING (0.0%)
Arbitron, Inc.	1,460	23,769

REAL ESTATE - OPERATIONS AND DEVELOPMENT (0.1%)
Forestar Group, Inc.(a)	1,450	18,879
Post Properties, Inc.	5,680	80,429
		99,308
REAL ESTATE INVESTMENT TRUST (5.6%)
Acadia Realty Trust	2,897	39,689
Alexandria Real Estate Equities, Inc.	2,330	88,796
AMB Property Corp.	5,590	110,738

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2009 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

BioMed Realty Trust, Inc.	9,990	$116,683
BRE Properties, Inc.	3,500	83,055
Camden Property Trust	4,000	118,040
Cedar Shopping Centers, Inc.	14,220	75,508
Colonial Properties Trust	16,330	130,313
Corporate Office Properties Trust	2,300	77,993
Cousins Properties, Inc.	4,971	42,850
DiamondRock Hospitality Co.	19,110	129,184
Duke Realty Corp.	12,010	113,975
Eastgroup Properties, Inc.	1,780	61,802
Entertainment Properties Trust	3,080	84,115
Equity One, Inc.	3,750	56,437
Essex Property Trust, Inc.	970	63,060
Extra Space Storage, Inc.	7,820	68,660
Federal Realty Investment Trust	2,350	134,067
Franklin Street Properties Corp.	4,330	61,746
Highwood Properties, Inc.	4,350	111,403
Home Properties, Inc.	2,190	78,183
Hospitality Properties Trust	9,380	148,110
Inland Real Estate Corp.	4,470	32,989
Kilroy Realty Corp.	2,920	68,912
Kite Realty Group Trust	17,530	56,096
Lexington Corp. Properties Trust	18,230	78,026
Liberty Property Trust	6,420	178,283
LTC Properties, Inc.	3,170	77,411
Macerich Co.	6,005	118,118
Mack-Cali Realty Corp.	5,590	156,017
Medical Properties Trust, Inc.	4,430	31,010
Mid-America Apartment Communities, Inc.	1,780	70,613
National Retail Properties, Inc.	6,620	130,480
Nationwide Health Properties, Inc.	5,530	160,481
OMEGA Healthcare Investors, Inc.	5,420	90,568
Parkway Properties, Inc.	4,970	70,425
Pennsylvania Real Estate Investment Trust	18,910	100,034
Potlatch Corp.	1,770	52,339
PS Business Parks, Inc.	560	28,958
Rayonier, Inc.	3,350	130,616
Realty Income Corp.	5,710	134,642
Regency Centers Corp.	4,150	133,132
Senior Housing Properties Trust	7,750	144,615
SL Green Realty Corp.	6,240	160,867
Sovran Self Storage, Inc.	2,290	61,647
Tanger Factory Outlet Centers, Inc.	1,420	50,467
UDR, Inc.	7,731	80,789
Urstadt Biddle Properties, Inc., Class A	2,620	40,322
Weingarten Realty Investors	6,140	94,740
		4,527,004
REAL ESTATE MANAGEMENT - SERVICE (0.2%)
Jones Lang LaSalle, Inc.	3,230	122,611
LaSalle Hotel Properties	2,000	29,820
		152,431
RESTAURANTS (0.4%)
Chipotle Mexican Grill, Inc., Class A(a)	2,020	189,537
DineEquity, Inc.	4,300	106,253
		295,790
RETAIL (0.2%)
Cracker Barrel Old Country Store, Inc.	3,400	98,124
HSN, Inc.(a)	4,030	40,824
		138,948
ROAD & RAIL (1.2%)
Arkansas Best Corp.	1,080	30,758
Atmel Corp.(a)	14,710	61,341
Con-way, Inc.	3,880	176,734
Heartland Express, Inc.	4,273	65,804
J.B. Hunt Transport Services, Inc.	5,230	146,179
Kansas City Southern(a)	3,850	78,194
Knight Transportation, Inc.	4,810	87,253
Landstar System, Inc.	3,850	141,218
Old Dominion Freight Line, Inc.(a)	2,175	77,495
Wabtec Corp.	2,110	71,002
Werner Enterprises, Inc.	1,870	33,772
		969,750
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.3%)
Actel Corp.(a)	1,000	11,140
Advanced Energy Industries, Inc.(a)	1,310	15,759
ATMI, Inc.(a)	4,630	84,220
Brooks Automation, Inc.(a)	2,290	13,580
Cabot Microelectronics Corp.(a)	1,150	39,008
Cohu, Inc.	820	9,947
Cree, Inc.(a)	5,350	171,521
Cymer, Inc.(a)	2,290	78,341
Cypress Semiconductor Corp.(a)	12,940	137,423
Diodes, Inc.(a)	7,950	146,757
DSP Group, Inc.(a)	1,000	8,710
Exar Corp.(a)	1,430	10,053
Fairchild Semiconductor International, Inc.(a)	4,520	39,912
FEI Co.(a)	1,590	38,955
Hittite Microwave Corp.(a)	3,460	121,515
Integrated Device Technology, Inc.(a)	6,170	41,771
International Rectifier Corp.(a)	3,310	54,814
Intersil Corp., Class A	9,160	131,629
Kopin Corp.(a)	2,090	8,297
Kulicke & Soffa Industries, Inc.(a)	31,750	186,372
Lam Research Corp.(a)	8,970	269,638
Micrel, Inc.	8,320	65,062
Microsemi Corp.(a)	3,280	44,772
MKS Instruments, Inc.(a)	5,770	111,765
Pericom Semiconductor Corp.(a)	12,200	115,900
RF Micro Devices, Inc.(a)	30,540	158,808
Rudolph Technologies, Inc.(a)	9,210	75,246
Semtech Corp.(a)	2,080	38,272
Silicon Laboratories, Inc.(a)	3,710	158,899
Skyworks Solutions, Inc.(a)	5,700	68,856
Standard Microsystems Corp.(a)	1,180	27,376
Supertex, Inc.(a)	590	13,600
TriQuint Semiconductor, Inc.(a)	4,290	30,802
Ultratech, Inc.(a)	800	9,528
Varian Semiconductor Equipment Associates, Inc.(a)	5,050	161,802
Veeco Instruments, Inc.(a)	1,130	21,289
		2,721,339
SOFTWARE (2.8%)
ACI Worldwide, Inc.(a)	2,840	42,799
Advent Software, Inc.(a)	690	25,150
ANSYS, Inc.(a)	4,749	148,454
Blackbaud, Inc.	4,990	93,313
Cadence Design Systems, Inc.(a)	9,240	54,516
CommVault Systems, Inc.(a)	8,470	147,463
Ebix, Inc.(a)	1,710	70,931
Epicor Software Corp.(a)	16,420	99,833
EPIQ Systems, Inc.(a)	3,675	58,984

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2009 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

FactSet Research Systems, Inc.	2,940	$166,698
Fair Issac Corp.	2,410	46,248
Informatica Corp.(a)	3,430	63,078
Jack Henry & Associates, Inc.	3,300	70,851
JDA Software Group, Inc.(a)	1,060	21,847
Manhattan Associates, Inc.(a)	1,020	18,870
Mentor Graphics Corp.(a)	3,330	23,110
Metavante Technologies, Inc.(a)	5,350	164,780
MICROS Systems, Inc.(a)	4,800	131,472
Parametric Technology Corp.(a)	7,230	93,339
Phoenix Technologies Ltd.(a)	800	2,648
Progress Software Corp.(a)	1,700	38,471
Quality Systems, Inc.	2,400	131,736
Radiant Systems, Inc.(a)	840	8,450
Smith Micro Software, Inc.(a)	10,900	124,587
Sonic Solutions(a)	7,890	28,641
SPSS, Inc.(a)	840	41,563
Sybase, Inc.(a)	3,660	131,028
Synopsys, Inc.(a)	7,950	158,841
Taleo Corp., Class A(a)	1,740	30,450
Tyler Technologies, Inc.(a)	2,910	44,814
		2,282,965
SPECIALTY RETAIL (8.8%)
Aaron's, Inc.	2,300	63,181
Advance Auto Parts, Inc.	4,950	228,839
Aeropostale, Inc.(a)	6,960	253,344
American Eagle Outfitters, Inc.	8,930	128,503
AnnTaylor Stores Corp.(a)	13,090	157,996
Big 5 Sporting Goods Corp.	19,520	253,760
Cabela's, Inc.(a)	2,670	43,281
CarMax, Inc.(a)	8,850	142,751
Cato Corp.	1,490	29,636
Charlotte Russe Holding, Inc.(a)	790	11,858
Chico's FAS, Inc.(a)	19,660	225,500
Children's Place Retail Stores, Inc.(a)	2,470	80,942
Christopher & Banks Corp.	19,740	156,341
Coldwater Creek, Inc.(a)	1,950	14,313
Collective Brands, Inc.(a)	2,920	46,486
Dick's Sporting Goods, Inc.(a)	5,800	115,130
Dollar Tree, Inc.(a)	4,460	205,695
Finish Line, Inc., Class A	3,007	26,161
Foot Locker, Inc.	18,410	203,983
Genesco, Inc.(a)	870	18,896
Group 1 Automotive, Inc.	11,520	339,379
Guess?, Inc.	5,780	168,025
Gymboree Corp.(a)	1,980	78,764
Haverty Furniture Cos., Inc.	1,810	19,439
Hibbett Sports, Inc.(a)	3,760	69,222
Hot Topic, Inc.(a)	1,500	11,595
Jo-Ann Stores, Inc.(a)	1,270	29,591
Jos. A. Bank Clothiers, Inc.(a)	2,072	75,815
Lithia Motors, Inc., Class A	42,960	515,090
Men's Wearhouse, Inc.	4,480	96,813
Midas Group, Inc.(a)	600	5,922
Movado Group, Inc.	1,050	14,994
OfficeMax, Inc.	25,400	236,474
PETsMart, Inc.	5,200	116,324
Rent-A-Center, Inc.(a)	2,940	61,034
Ross Stores, Inc.	6,680	294,521
Sonic Automotive, Inc., Class A	40,380	496,674
Stage Stores, Inc.	10,982	137,055
Stein Mart, Inc.(a)	81,420	898,063
The Dress Barn, Inc.(a)	5,660	88,239
The Pep Boys - Manny, Moe & Jack	23,780	236,135
Tractor Supply Co.(a)	2,220	106,493
Tween Brands, Inc.(a)	11,550	83,622
Urban Outfitters, Inc.(a)	7,940	190,878
Williams-Sonoma, Inc.	14,850	208,791
Zale Corp.(a)	16,480	97,562
Zumiez, Inc.(a)	7,690	73,440
		7,156,550
TEXTILES APPAREL & LUXURY GOODS (2.9%)
Brown Shoe Co., Inc.	12,975	100,556
Carter's, Inc.(a)	3,150	89,271
Crocs, Inc.(a)	66,600	227,772
Deckers Outdoor Corp.(a)	1,010	68,286
Fossil, Inc.(a)	3,680	96,931
Hanesbrands, Inc.(a)	4,080	81,192
Iconix Brand Group, Inc.(a)	2,530	44,326
J Crew Group, Inc.(a)	9,450	266,112
K-Swiss, Inc., Class A	5,340	57,886
Liz Claiborne, Inc.	45,590	144,064
Maidenform Brands, Inc.(a)	3,790	52,416
Oxford Industries, Inc.	16,860	231,150
Perry Ellis International, Inc.(a)	12,090	93,214
Phillips-Van Heusen Corp.	2,210	78,190
Quiksilver, Inc.(a)	43,560	93,654
Skechers U.S.A., Inc., Class A(a)	1,390	19,224
The Buckle, Inc.	1,015	31,404
The Timberland Co., Class A(a)	4,920	67,109
The Warnaco Group, Inc.(a)	3,650	132,604
True Religion Apparel, Inc.(a)	8,110	181,340
Under Armour, Inc., Class A(a)	3,990	96,917
UniFirst Corp.	640	24,909
Volcom, Inc.(a)	5,210	63,197
Wolverine World Wide, Inc.	1,990	47,959
		2,389,683
THRIFTS & MORTGAGE FINANCE (0.8%)
Astoria Financial Corp.	4,600	44,666
Bank Mutual Corp.	2,860	28,142
Brookline Bancorp, Inc.	4,410	51,376
Dime Community Bancshares, Inc.	1,490	17,940
First Niagara Financial Group, Inc.	5,060	66,539
New York Community Bancorp, Inc.	16,440	179,854
NewAlliance Bancshares, Inc.	2,940	36,015
TrustCo Bank Corp. NY	3,990	25,097
Washington Federal, Inc.	5,200	72,436
Webster Financial Corp.	7,960	90,028
		612,093
TRADING COMPANIES & DISTRIBUTORS (0.3%)
GATX Corp.	2,100	52,962
Lawson Products, Inc.	340	5,712
MSC Industrial Direct Co., Inc., Class A	3,030	118,897
United Rentals, Inc.(a)	3,300	24,651
Watsco, Inc.	1,230	64,526
		266,748
WATER UTILITIES (0.2%)
American States Water Co.	1,080	39,258
Aqua America, Inc.	4,810	86,869
Calgon Carbon Corp.(a)	2,130	26,987
		153,114
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Cbeyond, Inc.(a)	4,470	62,669
Neutral Tandem, Inc.(a)	890	27,590
Syniverse Holdings, Inc.(a)	1,830	32,080

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2009 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

Telephone & Data Systems, Inc.	4,330	$111,454
		233,793
TOTAL COMMON STOCKS (COST $90,188,422)		81,030,142
SHORT-TERM INVESTMENTS (0.5%)
AIM Short Term Prime Money Market, 0.11% (b)	21,096	21,096
Fifth Third Institutional Government Money Market Fund, 0.20% (b)	428,140	428,140

TOTAL SHORT-TERM INVESTMENTS (COST $449,236)		449,236
TOTAL INVESTMENTS (COST $ 90,637,658) 100.0%		81,479,378
LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%		(39,103)
NET ASSETS 100.0%		$81,440,275

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of July 31, 2009.

See notes to Schedules of Portfolio Investments.

At July 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Small Mid-Cap Enhanced Index Fund	91,347,014	12,290,851	(22,158,487)	(9,867,636)

Notes to Portfolio of Investments
Capstone Series Fund, Inc.
July 31, 2009
(Unaudited)

1) Portfolio Valuation:
Fund investments are recorded at fair value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day.  Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

2) Securities Transactions and Investment Income:
For financial reporting purposes, portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence.  Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

*For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Statement of Financial Accounting Standard No. 157

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs other than Level 1 quoted prices (including, but not limited to quoted prices for similar securities, interest rates, prepayment speeds and credit risk).

Level 3 – significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the following Funds’ investments as of July 31, 2009:

		LEVEL 2 - Other Significant	LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices	Observable Inputs	Unobservable Inputs
	Investments	Investments	Investments
Fund Name	in Securities	in Securities	in Securities
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stock*	$81,030,142	$-	$-
Short-Term Investments	449,236	-	-
Total	81,479,378	-	-

*	Please refer to the Schedule of Investments to view common stock segregated by industry type.

Notes to Portfolio of Investments
Capstone Series Fund, Inc.
July 31, 2009
(Unaudited)

In April 2009, the FASB issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, (“FSP 157-4”). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. There was no impact to the Fund’s net assets Fair Value Measurements or results of operations upon adoption, however, these accounting standards do require additional disclosures.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CAPSTONE SERIES FUND, INC.

By (Signature and Title)*   /s/ Edward Jaroski
Edward Jaroski, President

Date    September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Edward Jaroski
Edward Jaroski, President

Date    September 23, 2009

By (Signature and Title)*   /s/ Carla Homer
Carla Homer, Treasurer

Date    September 23, 2009